Supplemental guarantor consolidated balance sheet (Detail) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets
Cash and balances at central banks	$ 192,817,000,000	$ 158,231,000,000
Loans and advances to banks	15,480,000,000	15,444,000,000
Receivables from securities financing transactions	75,012,000,000	74,210,000,000
Cash collateral receivables on derivative instruments	30,514,000,000	32,737,000,000
Loans and advances to customers	397,761,000,000	379,528,000,000
Other financial assets measured at amortized cost	26,209,000,000	27,194,000,000
Total financial assets measured at amortized cost	737,794,000,000	687,345,000,000
Financial assets at fair value held for trading	130,821,000,000	125,397,000,000
of which: assets pledged as collateral that may be sold or repledged by counterparties	43,397,000,000	47,098,000,000
Derivative financial instruments	118,142,000,000	159,617,000,000
Brokerage receivables	21,839,000,000	24,659,000,000
Financial assets at fair value not held for trading	60,080,000,000	80,364,000,000
Total financial assets measured at fair value through profit or loss	330,882,000,000	390,037,000,000
Financial assets measured at fair value through other comprehensive income	8,844,000,000	8,258,000,000
Investments in subsidiaries and associates	1,243,000,000	1,557,000,000	$ 1,051,000,000
Property, equipment and software	12,888,000,000	13,109,000,000	12,804,000,000
Goodwill and intangible assets	6,378,000,000	6,480,000,000
Deferred tax assets	8,876,000,000	9,212,000,000
Other non-financial assets	10,277,000,000	9,768,000,000
Total assets	1,117,182,000,000	1,125,765,000,000	972,194,000,000
Liabilities
Amounts due to banks	13,101,000,000	11,050,000,000
Payables from securities financing transactions	5,533,000,000	6,321,000,000
Cash collateral payables on derivative instruments	31,798,000,000	37,312,000,000
Customer deposits	542,007,000,000	524,605,000,000
Debt issued measured at amortized cost	139,155,000,000	139,232,000,000
Other financial liabilities measured at amortized cost	9,001,000,000	9,729,000,000
Total financial liabilities measured at amortized cost	740,595,000,000	728,250,000,000
Financial liabilities at fair value held for trading	31,688,000,000	33,595,000,000
Derivative financial instruments	121,309,000,000	161,102,000,000
Brokerage payables designated at fair value	44,045,000,000	38,742,000,000
Debt issued designated at fair value	73,799,000,000	61,243,000,000
Other financial liabilities designated at fair value	30,074,000,000	30,387,000,000
Total financial liabilities measured at fair value through profit or loss	300,916,000,000	325,069,000,000
Provisions	3,518,000,000	2,828,000,000
Other non-financial liabilities	11,151,000,000	9,854,000,000
Total liabilities	1,056,180,000,000	1,066,000,000,000
Equity
Equity attributable to shareholders	60,662,000,000	59,445,000,000
Equity attributable to non-controlling interests	340,000,000	319,000,000
Total equity	61,002,000,000	59,765,000,000	54,675,000,000	$ 53,060,000,000
Total liabilities and equity	1,117,182,000,000	1,125,765,000,000
UBS AG (consolidated)
Assets
Cash and balances at central banks	192,817,000,000	158,231,000,000
Loans and advances to banks	15,360,000,000	15,344,000,000
Receivables from securities financing transactions	75,012,000,000	74,210,000,000
Cash collateral receivables on derivative instruments	30,514,000,000	32,737,000,000
Loans and advances to customers	398,693,000,000	380,977,000,000
Other financial assets measured at amortized cost	26,236,000,000	27,219,000,000
Total financial assets measured at amortized cost	738,632,000,000	688,717,000,000
Financial assets at fair value held for trading	131,033,000,000	125,492,000,000
of which: assets pledged as collateral that may be sold or repledged by counterparties	43,397,000,000	47,098,000,000
Derivative financial instruments	118,145,000,000	159,618,000,000
Brokerage receivables	21,839,000,000	24,659,000,000
Financial assets at fair value not held for trading	59,642,000,000	80,038,000,000
Total financial assets measured at fair value through profit or loss	330,659,000,000	389,808,000,000
Financial assets measured at fair value through other comprehensive income	8,844,000,000	8,258,000,000
Investments in subsidiaries and associates	1,243,000,000	1,557,000,000	1,051,000,000
Property, equipment and software	11,712,000,000	11,958,000,000	11,826,000,000
Goodwill and intangible assets	6,378,000,000	6,480,000,000
Deferred tax assets	8,839,000,000	9,174,000,000
Other non-financial assets	9,836,000,000	9,374,000,000
Total assets	1,116,145,000,000	1,125,327,000,000	971,927,000,000
Liabilities
Amounts due to banks	13,101,000,000	11,050,000,000
Payables from securities financing transactions	5,533,000,000	6,321,000,000
Cash collateral payables on derivative instruments	31,801,000,000	37,313,000,000
Customer deposits	544,834,000,000	527,929,000,000
Funding from UBS Group AG	57,295,000,000	53,979,000,000
Debt issued measured at amortized cost	82,432,000,000	85,351,000,000
Other financial liabilities measured at amortized cost	9,765,000,000	10,421,000,000
Total financial liabilities measured at amortized cost	744,762,000,000	732,364,000,000
Financial liabilities at fair value held for trading	31,688,000,000	33,595,000,000
Derivative financial instruments	121,309,000,000	161,102,000,000
Brokerage payables designated at fair value	44,045,000,000	38,742,000,000
Debt issued designated at fair value	71,460,000,000	59,868,000,000
Other financial liabilities designated at fair value	32,414,000,000	31,773,000,000
Total financial liabilities measured at fair value through profit or loss	300,916,000,000	325,080,000,000
Provisions	3,452,000,000	2,791,000,000
Other non-financial liabilities	8,572,000,000	7,018,000,000
Total liabilities	1,057,702,000,000	1,067,254,000,000
Equity
Equity attributable to shareholders	58,102,000,000	57,754,000,000
Equity attributable to non-controlling interests	340,000,000	319,000,000
Total equity	58,442,000,000	58,073,000,000	$ 53,896,000,000	$ 52,389,000,000
Total liabilities and equity	1,116,145,000,000	1,125,327,000,000
UBS AG (consolidated) | Elimination entries
Assets
Loans and advances to banks	(51,245,000,000)	(50,678,000,000)
Receivables from securities financing transactions	(21,577,000,000)	(29,735,000,000)
Cash collateral receivables on derivative instruments	(10,518,000,000)	(11,671,000,000)
Loans and advances to customers	(26,188,000,000)	(20,767,000,000)
Other financial assets measured at amortized cost	(1,870,000,000)	(2,644,000,000)
Total financial assets measured at amortized cost	(111,397,000,000)	(115,495,000,000)
Financial assets at fair value held for trading	(2,156,000,000)	(1,634,000,000)
of which: assets pledged as collateral that may be sold or repledged by counterparties	(10,568,000,000)	(13,617,000,000)
Derivative financial instruments	(35,047,000,000)	(45,041,000,000)
Brokerage receivables	(7,000,000)	(2,000,000)
Financial assets at fair value not held for trading	(17,243,000,000)	(15,672,000,000)
Total financial assets measured at fair value through profit or loss	(54,454,000,000)	(62,350,000,000)
Investments in subsidiaries and associates	(53,038,000,000)	(52,526,000,000)
Property, equipment and software	(293,000,000)	(350,000,000)
Goodwill and intangible assets	28,000,000	28,000,000
Deferred tax assets		(1,000,000)
Other non-financial assets	(1,000,000)	(183,000,000)
Total assets	(219,154,000,000)	(230,878,000,000)
Liabilities
Amounts due to banks	(105,448,000,000)	(107,527,000,000)
Payables from securities financing transactions	(21,615,000,000)	(29,899,000,000)
Cash collateral payables on derivative instruments	(10,458,000,000)	(11,618,000,000)
Customer deposits	14,287,000,000	23,745,000,000
Debt issued measured at amortized cost	(73,000,000)	3,000,000
Other financial liabilities measured at amortized cost	(2,245,000,000)	(3,175,000,000)
Total financial liabilities measured at amortized cost	(125,551,000,000)	(128,470,000,000)
Financial liabilities at fair value held for trading	(2,046,000,000)	(1,529,000,000)
Derivative financial instruments	(35,063,000,000)	(45,043,000,000)
Brokerage payables designated at fair value	(1,000,000)	(7,000,000)
Debt issued designated at fair value	14,000,000	(54,000,000)
Other financial liabilities designated at fair value	(3,167,000,000)	(2,927,000,000)
Total financial liabilities measured at fair value through profit or loss	(40,263,000,000)	(49,559,000,000)
Provisions	(21,000,000)
Other non-financial liabilities	(33,000,000)	(49,000,000)
Total liabilities	(165,868,000,000)	(178,078,000,000)
Equity
Equity attributable to shareholders	(53,287,000,000)	(52,800,000,000)
Total equity	(53,287,000,000)	(52,800,000,000)
Total liabilities and equity	(219,154,000,000)	(230,878,000,000)
UBS AG (consolidated) | UBS AG (standalone) | Reportable legal entities
Assets
Cash and balances at central banks	53,839,000,000	34,426,000,000
Loans and advances to banks	39,681,000,000	40,171,000,000
Receivables from securities financing transactions	50,566,000,000	56,568,000,000
Cash collateral receivables on derivative instruments	29,939,000,000	32,771,000,000
Loans and advances to customers	101,458,000,000	99,952,000,000
Other financial assets measured at amortized cost	8,902,000,000	8,411,000,000
Total financial assets measured at amortized cost	284,385,000,000	272,299,000,000
Financial assets at fair value held for trading	116,370,000,000	110,812,000,000
of which: assets pledged as collateral that may be sold or repledged by counterparties	47,891,000,000	54,468,000,000
Derivative financial instruments	113,426,000,000	154,313,000,000
Brokerage receivables	14,563,000,000	16,898,000,000
Financial assets at fair value not held for trading	37,532,000,000	46,198,000,000
Total financial assets measured at fair value through profit or loss	281,891,000,000	328,221,000,000
Financial assets measured at fair value through other comprehensive income	1,007,000,000	187,000,000
Investments in subsidiaries and associates	54,204,000,000	53,606,000,000
Property, equipment and software	6,501,000,000	6,999,000,000
Goodwill and intangible assets	213,000,000	217,000,000
Deferred tax assets	936,000,000	840,000,000
Other non-financial assets	5,757,000,000	6,641,000,000
Total assets	634,894,000,000	669,010,000,000
Liabilities
Amounts due to banks	34,691,000,000	41,414,000,000
Payables from securities financing transactions	16,711,000,000	17,247,000,000
Cash collateral payables on derivative instruments	30,260,000,000	35,875,000,000
Customer deposits	101,093,000,000	98,441,000,000
Funding from UBS Group AG	57,295,000,000	53,979,000,000
Debt issued measured at amortized cost	73,045,000,000	75,658,000,000
Other financial liabilities measured at amortized cost	4,477,000,000	5,285,000,000
Total financial liabilities measured at amortized cost	317,572,000,000	327,898,000,000
Financial liabilities at fair value held for trading	25,711,000,000	28,800,000,000
Derivative financial instruments	116,588,000,000	156,192,000,000
Brokerage payables designated at fair value	30,497,000,000	25,045,000,000
Debt issued designated at fair value	70,660,000,000	58,986,000,000
Other financial liabilities designated at fair value	11,127,000,000	11,255,000,000
Total financial liabilities measured at fair value through profit or loss	254,584,000,000	280,279,000,000
Provisions	2,023,000,000	1,293,000,000
Other non-financial liabilities	1,799,000,000	2,173,000,000
Total liabilities	575,978,000,000	611,643,000,000
Equity
Equity attributable to shareholders	58,916,000,000	57,367,000,000
Total equity	58,916,000,000	57,367,000,000
Total liabilities and equity	634,894,000,000	669,010,000,000
UBS AG (consolidated) | UBS Switzerland AG (standalone) | Reportable legal entities
Assets
Cash and balances at central banks	91,031,000,000	91,638,000,000
Loans and advances to banks	7,066,000,000	6,385,000,000
Receivables from securities financing transactions	5,438,000,000	4,026,000,000
Cash collateral receivables on derivative instruments	779,000,000	1,543,000,000
Loans and advances to customers	230,170,000,000	228,279,000,000
Other financial assets measured at amortized cost	6,828,000,000	8,084,000,000
Total financial assets measured at amortized cost	341,312,000,000	339,956,000,000
Financial assets at fair value held for trading	79,000,000	55,000,000
of which: assets pledged as collateral that may be sold or repledged by counterparties	0	1,000,000
Derivative financial instruments	4,199,000,000	6,342,000,000
Financial assets at fair value not held for trading	5,413,000,000	13,068,000,000
Total financial assets measured at fair value through profit or loss	9,691,000,000	19,464,000,000
Investments in subsidiaries and associates	37,000,000	38,000,000
Property, equipment and software	1,456,000,000	1,335,000,000
Deferred tax assets		1,000,000
Other non-financial assets	2,424,000,000	2,063,000,000
Total assets	354,921,000,000	362,857,000,000
Liabilities
Amounts due to banks	33,453,000,000	34,096,000,000
Payables from securities financing transactions	526,000,000	566,000,000
Cash collateral payables on derivative instruments	153,000,000	561,000,000
Customer deposits	286,488,000,000	293,371,000,000
Debt issued measured at amortized cost	9,460,000,000	9,687,000,000
Other financial liabilities measured at amortized cost	2,477,000,000	2,567,000,000
Total financial liabilities measured at amortized cost	332,556,000,000	340,848,000,000
Financial liabilities at fair value held for trading	372,000,000	335,000,000
Derivative financial instruments	4,053,000,000	5,593,000,000
Total financial liabilities measured at fair value through profit or loss	4,425,000,000	5,927,000,000
Provisions	297,000,000	301,000,000
Other non-financial liabilities	1,278,000,000	987,000,000
Total liabilities	338,556,000,000	348,063,000,000
Equity
Equity attributable to shareholders	16,365,000,000	14,794,000,000
Total equity	16,365,000,000	14,794,000,000
Total liabilities and equity	354,921,000,000	362,857,000,000
UBS AG (consolidated) | Other subsidiaries | Reportable legal entities
Assets
Cash and balances at central banks	47,946,000,000	32,167,000,000
Loans and advances to banks	19,858,000,000	19,465,000,000
Receivables from securities financing transactions	40,585,000,000	43,350,000,000
Cash collateral receivables on derivative instruments	10,314,000,000	10,093,000,000
Loans and advances to customers	93,252,000,000	73,513,000,000
Other financial assets measured at amortized cost	12,377,000,000	13,368,000,000
Total financial assets measured at amortized cost	224,332,000,000	191,957,000,000
Financial assets at fair value held for trading	16,740,000,000	16,260,000,000
of which: assets pledged as collateral that may be sold or repledged by counterparties	6,073,000,000	6,247,000,000
Derivative financial instruments	35,567,000,000	44,005,000,000
Brokerage receivables	7,283,000,000	7,763,000,000
Financial assets at fair value not held for trading	33,940,000,000	36,444,000,000
Total financial assets measured at fair value through profit or loss	93,531,000,000	104,473,000,000
Financial assets measured at fair value through other comprehensive income	7,837,000,000	8,072,000,000
Investments in subsidiaries and associates	40,000,000	439,000,000
Property, equipment and software	4,048,000,000	3,975,000,000
Goodwill and intangible assets	6,138,000,000	6,234,000,000
Deferred tax assets	7,903,000,000	8,334,000,000
Other non-financial assets	1,656,000,000	854,000,000
Total assets	345,484,000,000	324,337,000,000
Liabilities
Amounts due to banks	50,405,000,000	43,066,000,000
Payables from securities financing transactions	9,910,000,000	18,407,000,000
Cash collateral payables on derivative instruments	11,845,000,000	12,495,000,000
Customer deposits	142,967,000,000	112,372,000,000
Debt issued measured at amortized cost		3,000,000
Other financial liabilities measured at amortized cost	5,057,000,000	5,745,000,000
Total financial liabilities measured at amortized cost	220,184,000,000	192,088,000,000
Financial liabilities at fair value held for trading	7,652,000,000	5,989,000,000
Derivative financial instruments	35,731,000,000	44,359,000,000
Brokerage payables designated at fair value	13,548,000,000	13,704,000,000
Debt issued designated at fair value	785,000,000	935,000,000
Other financial liabilities designated at fair value	24,454,000,000	23,445,000,000
Total financial liabilities measured at fair value through profit or loss	82,171,000,000	88,433,000,000
Provisions	1,153,000,000	1,197,000,000
Other non-financial liabilities	5,528,000,000	3,907,000,000
Total liabilities	309,036,000,000	285,625,000,000
Equity
Equity attributable to shareholders	36,108,000,000	38,393,000,000
Equity attributable to non-controlling interests	340,000,000	319,000,000
Total equity	36,448,000,000	38,712,000,000
Total liabilities and equity	$ 345,484,000,000	$ 324,337,000,000